Variable Interest Entities - Carrying Amounts (Details) - Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Assets	$ 2,381
Liabilities	(1,037)
Net carrying amount	$ 1,344
Predecessor
Variable Interest Entity [Line Items]
Assets		$ 3,142
Liabilities		(1,548)
Net carrying amount		$ 1,594